14. DISCONTINUED OPERATIONS (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash	$ 209,663	$ 13,791	$ 406,867	$ 392,702
Restricted cash	953	1,125
Total current assets	1,041,920	313,430
Total assets	4,002,152	3,507,005
CURRENT LIABILITIES
Total current liabilities	17,657,282	12,031,849
Interior design business
CURRENT ASSETS
Restricted cash	4,947	112,836
Total current assets	4,947	112,836
Total assets	4,947	112,836
CURRENT LIABILITIES
Accounts payable and accrued expenses	5,863	5,654
Accrued legal settlements
Total current liabilities	5,863	5,654
TOTAL LIABILITIES	5,863	5,654
Timeshare and health care provider business
CURRENT ASSETS
Cash		73
Restricted cash
Total current assets		73
Total assets		73
CURRENT LIABILITIES
Accrued legal settlements		75,000
Total current liabilities		75,000
TOTAL LIABILITIES		75,000
Total Discontinued Operations
CURRENT ASSETS
Cash		73
Restricted cash	4,947	112,836
Total current assets	4,947	112,909
Total assets	4,947	112,909
CURRENT LIABILITIES
Accounts payable and accrued expenses	5,863	5,654
Accrued legal settlements		75,000
Total current liabilities	5,863	80,654
TOTAL LIABILITIES	$ 5,863	$ 80,654